Equity Securities Net Gains (Losses) from Equity Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Gains (Losses) from Equity Securities [Line Items]
Net gains from equity securities (2)	$ 2,843	$ 1,515	$ 1,779
Not designated as hedging instrument [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	(4,959)	4,947	(4,376)
Not designated as hedging instrument [Member] | Net gain (loss) from equity securities [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	(2,120)	(408)	(1,483)
Economic hedges [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	(26)	35	(1,954)
Economic hedges [Member] | Net gain (loss) from equity securities [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	(2,120)	(408)	(1,483)
Equity securities [Member] | Net gain (loss) from equity securities [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Net gain (loss) from equity securities carried at fair value	3,480	320	2,524
Marketable equity securities [Member] | Net gain (loss) from equity securities [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Net gain (loss) from equity securities carried at fair value	1,067	(389)	967
Nonmarketable equity securities [Member] | Net gain (loss) from equity securities [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Net gain (loss) from equity securities carried at fair value	2,413	709	1,557
Net gain (loss) from nonmarketable equity securities not carried at fair value	1,483	1,603	738
Nonmarketable equity securities [Member] | Impairment write-downs
Net Gains (Losses) from Equity Securities [Line Items]
Net gain (loss) from nonmarketable equity securities not carried at fair value	(245)	(352)	(339)
Nonmarketable equity securities [Member] | Measurement alternative observable transactions [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Net gain (loss) from nonmarketable equity securities not carried at fair value	567	418	0
Nonmarketable equity securities [Member] | Realized gains on sale [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Net gain (loss) from nonmarketable equity securities not carried at fair value	1,161	1,504	980
Nonmarketable equity securities [Member] | Other [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Net gain (loss) from nonmarketable equity securities not carried at fair value	$ 0	$ 33	$ 97